Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets
Schedule of Intangible Assets

	09/30/2023			12/31/2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definitive-lived:
Developed technology	$22,260,000	$(3,061,000)	$19,199,000	$22,260,000	$(2,226,000)	$20,034,000
Total	$22,260,000	$(3,061,000)	$19,199,000	$22,260,000	$(2,226,000)	$20,034,000

	12/31/2022			12/31/2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definitive-lived:
Developed technology	$22,260,000	$(2,226,000)	$20,034,000	$22,260,000	$(1,113,000)	$21,147,000
Total	$22,260,000	$(2,226,000)	$20,034,000	$22,260,000	$(1,113,000)	$21,147,000

Schedule of Future Amortization of Developed Technologies

The following table represents future amortization of developed technologies for the years ending December 31:

2023	$279,000
2024	$1,113,000
2025	$1,113,000
2026	$1,113,000
2027	$1,113,000
Thereafter	$14,468,000
The following table represents future amortization of developed technologies:
2022	$1,113,000
2023	$1,113,000
2024	$1,113,000
2025	$1,113,000
2026	$1,113,000
Thereafter	$14,469,000